As filed with the Securities and Exchange Commission on September 28, 2005
                                     Investment Company Act file number 811-6152


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                              NEW YORK, NY 10020
                   (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
NEW JERSEY                                  600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY MUNICIPAL                                                   (212) 830-5200
INCOME FUND, INC.
================================================================================




Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the period February 1, 2005 through July 31, 2005.


The Fund had net assets of $143,996,534 and 685 active shareholders.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

\s\ Steven W. Duff
------------------
Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------------------
                                           Beginning Account Value       Ending Account Value
  Class A & JP Morgan Select Shares                2/1/05                       7/31/05             Expenses Paid During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00                    $1,006.30                          $4.70
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before                    $1,000.00                    $1,020.11                          $4.73
expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            Class B Shares                 Beginning Account Value       Ending Account Value       Expenses Paid During the Period*
                                                   2/1/05                       7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00                    $1,007.30                          $3.71
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before                    $1,000.00                    $1,021.10                          $3.73
expenses)
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.95%, 0.75% and 0.95% for the Class A, Class B and JP Morgan Select Shares, respectively, multiplied by the average account value over the period (February 1, 2005 through July 31, 2005), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (4.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Plaquemines, LA Port & Harbor
              (International Marine Terminal Project) - Series 1984B (c)
              LOC KBC Bank                                                      03/15/06    2.60%   $  1,000,000
    260,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/01/06    2.55         260,000
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/01/06    2.55       5,470,000
-----------                                                                                         -------------
  6,730,000   Total Put Bonds                                                                          6,730,000
-----------                                                                                         -------------
Tax Exempt Commercial Paper (12.99%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   New Jersey & New York ABN AMRO Municipal
              TOPs Certificates Trust Series 2002-33
              Insured by FSA                                                    11/02/05    2.54%   $  7,200,000    VMIG-1
  5,000,000   New Jersey EDA RB (Keystone 1992 Project)
              LOC BNP Paribas                                                   08/08/05    2.53       5,000,000    VMIG-1     A1+
  2,500,000   New Jersey EDA Chambers Co-Generation Exempt Facilities RB        08/04/05    2.45       2,500,000    VMIG-1     A1+
  4,000,000   Salem County, NJ PCFA (Philadelphia Electric Co.)
              LOC BNP Paribas                                                   08/09/05    2.55       4,000,000    VMIG-1     A1+
-----------                                                                                         ------------
 18,700,000   Total Tax Exempt Commercial Paper                                                       18,700,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (16.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,026,000   Hanover Township, NJ (c)                                          07/14/06    2.72%   $  3,054,825
  2,247,000   Manville, NJ BAN (c)                                              06/27/06    2.80       2,265,771
  2,230,000   Medford Township, NJ BAN (c)                                      10/06/05    1.80       2,234,751
  1,000,000   New Jersey State TRAN - Series A                                  06/23/06    2.75       1,010,840     MIG-1    SP-1+
  3,000,000   New Jersey State TRAN - Series A                                  06/23/06    2.77       3,032,010     MIG-1    SP-1+
  2,825,200   New Providence, NJ BAN (c)                                        07/28/06    2.85       2,856,440
  1,660,000   Newark, NJ GO (c)
              Insured by FSA                                                    10/01/05    2.15       1,662,312
  3,000,000   North Brunswick Township, NJ BAN                                  11/16/05    1.95       3,013,369     MIG-1
  2,750,000   North Brunswick Township, NJ BAN                                  11/16/05    2.00       2,761,851     MIG-1
  2,000,000   Texas State TRAN                                                  08/31/05    1.60       2,002,263     MIG-1    SP-1+
-----------                                                                                          ------------
 23,738,200   Total Tax Exempt General Obligation Notes & Bonds                                       23,894,432
-----------                                                                                          ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (66.29%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26    2.37%   $  4,900,000               A1
  2,000,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Program)
              LOC Amsouth Bank, N.A.                                            01/01/24    2.45       2,000,000    VMIG-1
  1,155,000   Commonwealth of Massachusetts (Central Artery Tunnel)
              - Series 2000B                                                    12/01/30    2.32       1,155,000    VMIG-1     A1+
  2,000,000   Commonwealth of Puerto Rico Improvement Refunding Bonds
              - Series 2001 TICs/TOCs Trust
              Insured by FSA                                                    07/01/27    2.34       2,000,000               A1+
  1,500,000   Connecticut State HEFA (Yale University)                          07/01/29    2.24       1,500,000    VMIG-1     A1+
    500,000   Connecticut State HFA
              (Housing Mortgage Finance Program) - Series B-3
              Insured by AMBAC Indemnity Corp.                                  05/15/33    2.34         500,000    VMIG-1
  2,612,500   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority) - Series 402                01/01/18    2.35       2,612,500    VMIG-1
  1,100,000   New Jersey State Municipal Securities Trust Receipts - Series CB1 02/15/11    2.37       1,100,000    VMIG-1
  3,400,000   New Jersey EDA
              (400 International Drive, Rockerfeller Corp.) (c)
              LOC Barclays Bank PLC                                             09/01/05    2.32       3,400,000
  3,695,000   New Jersey EDA EDRB (Airis Newark LLC Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19    2.31       3,695,000    VMIG-1     A1
  2,000,000   New Jersey EDA EDRB
              (Pennington School Project) - Series 2005
              LOC Citizens Bank                                                 04/01/35    2.33       2,000,000    VMIG-1
  2,845,000   New Jersey EDA El Dorado Terminals
              (Dow Chemical Company) - Series B (c)
              LOC SunTrust Bank                                                 12/01/21    2.29       2,845,000
  1,230,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (c)
              LOC First Union National Bank                                     12/01/08    2.47       1,230,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17    2.31         100,000               A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,255,000   New Jersey EDA RB (Color Graphics Inc. Project) (c)
              LOC First Union National Bank                                     12/01/17    2.42%   $  2,255,000
 11,000,000   New Jersey EDA RB (Encapgulf Holdings LLC) - Series B
              LOC Wachovia Bank & Trust Co., N.A.                               02/01/16    2.36      11,000,000    VMIG-1     A1+
  1,915,000   New Jersey EDA RB (Filtra Corporation Project) (c)
              LOC Summit Bank                                                   08/01/15    2.52       1,915,000
  3,270,000   New Jersey EDA RB
              (Senior Care-Bayshore Health) - Series A
              LOC KBC Bank                                                      04/01/28    2.28       3,270,000    VMIG-1
  1,990,000   New Jersey EDA RB ROCs RR II R 2087
              Insured by AMBAC Indemnity Corp.                                  09/01/23    2.36       1,990,000               A1+
  1,000,000   New Jersey EDA Refunding RB
              (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09    2.39       1,000,000     P1
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B           02/01/19    2.31       2,000,000               A1
    650,000   New Jersey EDA School RB (Peddie School) - Series 1996            02/01/26    2.31         650,000               A1
  3,700,000   New Jersey EDA Special Facility RB
              (Port Newark Container)
              LOC Citibank, N.A.                                                07/01/30    2.38       3,700,000               A1+
  4,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09    2.37       4,500,000    VMIG-1
  2,700,000   New Jersey Health Care Facilities
              (Saint Barnabas Health) - Series A
              LOC Chase Manhattan Bank, N.A.                                    07/01/31    2.32       2,700,000    VMIG-1     A1+
  2,005,000   New Jersey Sports & Expo Authority Contract P - Floats 649R
              Insured by MBIA Insurance Corp.                                   03/01/18    2.36       2,005,000               A1+
  3,500,000   New Jersey Sports & Expo Authority Services - Series C
              Insured by MBIA Insurance Corp.                                   09/01/24    2.29       3,500,000    VMIG-1     A1+
  2,350,000   New Jersey State EDA RB
              (Campus 130 Association) (c)
              LOC Bank of New York                                              12/01/11    2.35       2,350,000
  5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29    2.32       5,000,000    VMIG-1     A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   New Jersey State Transportation Corporation - Series A
              Insured by AMBAC Indemnity Corp.                                  06/08/06    2.75%   $  4,000,000               A1+
  2,000,000   New Jersey Transportation Trust Fund Authority (c)
              Insured by MBIA Insurance Corp.                                   06/15/21    2.36       2,000,000
  1,000,000   New York City, NY HDC (West 48th Street Dev.)
              Guaranteed by FNMA                                                01/15/34    2.34       1,000,000               A1+
  1,000,000   Parish of Plaquemines, LA Environmental RB
              (British Petroleum Exploration & Oil Project)                     05/01/25    2.40       1,000,000     P1        A1+
  2,025,000   Pinellas County, FL Health Facility RB
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America                                               03/01/17    2.35       2,025,000               A1+
  1,885,000   State of Ohio, OH Solid Waste RB                                  02/01/33    2.40       1,885,000     P1        A1+
  2,705,000   Washington HFC MHRB
              (Heatherwood Apartments Project) - Series A
              LOC US Bank N.A.                                                  01/01/35    2.40       2,705,000               A1
  3,960,000   Whiting, IN Environment Facilities IDRB
              (Amoco Oil Project)                                               07/01/34    2.40       3,960,000    VMIG-1     A1+
-----------                                                                                         ------------
 95,447,500   Total Tax Exempt Variable Rate Demand Instruments                                       95,447,500
-----------                                                                                         ------------
              Total Investments (100.54%) (Cost $144,771,932+)                                       144,771,932
              Liabilities in excess of cash and other assets (-0.54%)                                   (775,398)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $143,996,534
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 104,453,980   shares outstanding (Note 3)                             $       1.00
                                                                                                    ============
              Class B Shares, 16,449,599    shares outstanding (Note 3)                             $       1.00
                                                                                                    ============
              JPMorgan Shares,23,113,979    shares outstanding (Note 3)                             $       1.00
                                                                                                    ============

              + Aggregate cost for federal income tax purposes is identical.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN      =   Bond Anticipation Note                        LOC        =   Letter of Credit
     EDA      =   Economic Development Authority                MHRB       =   Multi-family Housing Revenue Bond
     EDRB     =   Economic Development Revenue Bond             PCFA       =   Pollution Control Finance Authority
     FSA      =   Financial Security Assurance                  RB         =   Revenue Bond
     GO       =   General Obligation                            ROC        =   Reset Option Certificates
     HFC      =   Housing Finance Commission                    TIC        =   Trust Inverse Certificate
     HEFA     =   Health and Education Facilities Authority     TOC        =   Tender Option Certificate
     HFA      =   Housing Finance Authority                     TOP        =   Tender Option Puts
     HDC      =   Housing Development Corporation               TRAN       =   Tax & Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JULY 31, 2005
(UNAUDITED)
================================================================================

----------------------- ---------------------------- -----------------------------
         States                     Value                   % of Portfolio
----------------------- ---------------------------- -----------------------------
Connecticut                  $    2,000,000                       1.38%
Florida                           2,025,000                       1.40
Indiana                           3,960,000                       2.74
Louisiana                         2,000,000                       1.38
Massachusetts                     1,155,000                       0.80
New Jersey                      109,109,669                      75.37
New York                          8,200,000                       5.66
Ohio                              1,885,000                       1.30
Puerto Rico                       7,730,000                       5.34
Tennessee                         2,000,000                       1.38
Texas                             2,002,263                       1.38
Washington                        2,705,000                       1.87
------------------------- ---------------------------- ---------------------------
Total                        $  144,771,932                     100.00%
------------------------- ---------------------------- ---------------------------
















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2005
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest.................................................................................  $   1,706,871
                                                                                               -------------
Expenses: (Note 2)
    Investment management fee................................................................        231,813
    Administration fee.......................................................................        162,269
    Shareholder servicing fee (Class A shares)...............................................        105,324
    Shareholder servicing fee (JPMorgan Select shares).......................................         33,154
    Custodian expenses.......................................................................          4,591
    Shareholder servicing and related shareholder expenses+..................................         54,165
    Legal, compliance and filing fees........................................................         52,509
    Audit and accounting.....................................................................         60,797
    Directors' fees and expenses.............................................................          6,002
    Other....................................................................................          5,511
                                                                                               -------------
         Total expenses......................................................................        716,135
         Less:  Expenses paid indirectly (Note 2)............................................         (1,988)
                Fees waived (Note 2).........................................................            -0-
                                                                                               -------------
         Net expenses........................................................................        714,147
                                                                                               -------------
    Net investment income....................................................................        992,724


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized (loss) on investments...........................................................         (3,659)
                                                                                               -------------
Increase in net assets from operations.......................................................  $     989,065
                                                                                               =============

+    Includes class specific transfer agency expenses of $26,331, $4,016 and $8,288 for Class A, Class B and JPMorgan Select
     shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                           Six Months
                                                                              Ended                     Year
                                                                          July 31, 2005                 Ended
                                                                           (Unaudited)             January 31,2005
                                                                           -----------             ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income.........................................             992,724              $    570,915
     Net realized (loss) on investments............................              (3,659)                   (1,240)
                                                                          -------------              ------------
Increase in net assets from operations.............................             989,065                   569,675
Dividends to shareholders from net investment income*:
     Class A shares................................................            (666,782)                 (347,369)
     Class B shares................................................            (118,745)                  (97,338)
     JPMorgan Select shares........................................            (207,197)                 (126,208)
Capital share transactions (Note 3):
     Class A shares................................................          (2,761,279)                 11,200,375
     Class B shares................................................           1,193,175                  3,339,652
     JPMorgan Select shares........................................         (13,980,708)                (3,265,679)
                                                                          -------------              -------------
     Total increase (decrease).....................................         (15,552,471)                11,273,108
Net assets:
     Beginning of period...........................................         159,549,005                148,275,897
                                                                          -------------              -------------
     End of period.................................................       $ 143,996,534              $ 159,549,005
                                                                          =============              =============

     Undistributed net investment income...........................       $         -0-              $         -0-
                                                                          =============              =============

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2. Investment  Management Fees and Other  Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose audit committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $38,966 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as transfer agent for the Fund.

For the period ended July 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian Expenses...................................         $ 1,961
Shareholder servicing and related shareholder expenses             27
                                                              -------
       Total.........................................         $ 1,988
                                                              =======

3. Capital Stock
At July 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Six Months Ended               Year
                                                         July 31, 2005                Ended
Class A shares                                            (Unaudited)           January 31, 2005
--------------                                           -------------          ----------------
Sold........................................               162,056,187               435,164,812
Issued on reinvestment of dividends.........                   467,322                   226,496
Redeemed....................................              (165,284,788)             (424,190,933)
                                                         -------------          ----------------
Net increase (decrease).....................                (2,761,279)               11,200,375
                                                         =============          ================
Class B shares
Sold........................................                29,032,882                88,805,329
Issued on reinvestment of dividends.........                   115,717                    93,325
Redeemed....................................               (27,955,424)              (85,559,002)
                                                         -------------          ----------------
Net increase (decrease).....................                 1,193,175                 3,339,652
                                                         =============          ================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

3. Capital Stock (Continued)

                                                       Six Months Ended               Year
                                                         July 31, 2005                Ended
JPMorgan Select shares                                    (Unaudited)           January 31, 2005
----------------------                                   -------------          ----------------
Sold........................................                42,647,811               54,295,881
Issued on reinvestment of dividends.........                   206,412                  115,074
Redeemed....................................               (56,834,931)             (57,676,634)
                                                         -------------          ----------------
Net increase (decrease).....................               (13,980,708)              (3,265,679)
                                                         =============          ================

As of July 31, 2005, the breakdown of net assets by class were as follows:
Class A shares..............................              $ 104,438,732
Class B shares..............................                 16,447,197
JPMorgan Select shares......................                 23,110,605
                                                          -------------
    Total...................................              $ 143,996,534
                                                          =============

4. Liabilities
At July 31, 2005, the Fund had the following liabilities:
Fees payable to Affiliates*.................              $      67,069
Securities purchase payable.................                  4,042,850
Dividends payable...........................                     74,533
Accrued other payables......................                     50,297
                                                          -------------
    Total liabilities.......................              $   4,234,749
                                                          =============

*        Includes fees payable to Reich & Tang Asset Management,  LLC, Reich & Tang Distributors,  Inc. and Reich & Tang Services,
         Inc.

5. Tax Information
The tax character of all distributions paid during the years ended January 31, 2005 and 2004 were tax-exempt income.

At January 31, 2005, the Fund had for Federal income tax purposes, capital losses of $1,324, which may be carried forward to offset future capital gains of which $84 will expire on January 31, 2008 and $1,240 will expire on January 31, 2013.

At July 31, 2005,  the Fund had no distributable earnings.

6. Concentration of Credit Risk
The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 68% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
7. Financial Highlights

                                                      Six Months                 Year               Three Months      Year
                                                        Ended                    Ended                  Ended         Ended
Class A shares                                       July 31, 2005             January 31,            January 31,   October 31,
--------------                                                      -------------------------------
                                                      (Unaudited)     2005        2004       2003        2002          2001
                                                       ---------    --------    --------   --------    --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $   1.00     $  1.00     $  1.00    $  1.00     $  1.00       $  1.00
                                                       ---------    --------    --------   --------    --------      --------
Income from investment operations:
    Net investment income .......................          0.006       0.003       0.001      0.005       0.002         0.022
    Net realized and unrealized gain (loss)
     on investments .............................           --          --          --         --          --            --
                                                       ---------    --------    --------   --------    --------      --------
Total from investment operations ................          0.006       0.003       0.001      0.005       0.002         0.022
                                                       ---------    --------    --------   --------    --------      --------
Less distributions from:
    Dividends from net investment income ........         (0.006)     (0.003)     (0.001)    (0.005)     (0.002)       (0.022)
    Net realized gains on investments ...........         ( --  )     ( --  )     ( --  )    ( --  )     ( --  )       ( --  )
                                                       ---------    --------    --------   --------    --------      --------
Total distributions .............................         (0.006)     (0.003)      (0.001)   (0.005)     (0.002)       (0.022)
                                                       ---------    --------    --------   --------    --------      --------
Net asset value, end of period ..................      $   1.00     $  1.00     $   1.00   $  1.00     $  1.00       $  1.00
                                                       =========    ========    ========   ========    ========      ========
Total Return ....................................          0.63%(a)    0.34%        0.14%     0.53%       0.21%(a)      2.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $ 104,439    $107,203    $ 96,004   $132,287    $106,056      $121,956
Ratios to average net assets:
    Expenses (net of fees waived)(b)                       0.95%(c)    0.93%        0.90%     0.89%       0.87%(c)      0.88%
    Net investment income .......................          1.26%(c)    0.34%        0.14%     0.53%       0.82%(c)      2.13%
    Shareholder servicing fees waived                      0.00%(c)    0.00%        0.02%     0.00%       0.00%(c)      0.00%
    Expenses paid indirectly ....................          0.00%(c)    0.00%        0.00%     0.00%       0.00%(c)      0.01%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

7. Financial Highlights (Continued)

                                                      Six Months                 Year               Three Months      Year
                                                        Ended                    Ended                  Ended         Ended
Class B shares                                       July 31, 2005             January 31,            January 31,   October 31,
--------------                                                      -------------------------------
                                                      (Unaudited)     2005        2004       2003        2002          2001
                                                       ---------    --------    --------   --------    --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $   1.00     $  1.00     $  1.00    $  1.00     $  1.00       $  1.00
                                                       ---------    --------    --------   --------    --------      --------
Income from investment operations:
    Net investment income ......................           0.007       0.005       0.003      0.007       0.003         0.024
  Net realized and unrealized gain (loss)
     on investments ............................            --          --          --         --          --            --
                                                       ---------    --------    --------   --------    --------      --------
Total from investment operations ...............           0.007       0.005       0.003      0.007       0.003         0.024
                                                       ---------    --------    --------   --------    --------      --------
Less distributions from:
    Dividends from net investment income                  (0.007)     (0.005)     (0.003)    (0.007)     (0.003)       (0.024)
  Net realized gains on investments.                      ( --  )     ( --  )     ( --  )    ( --  )     ( --  )       ( --  )
                                                       ---------    --------    --------   --------    --------      --------
Total distributions ............................          (0.007)     (0.005)     (0.003)    (0.007)     (0.003)       (0.024)
                                                       ---------    --------    --------   --------    --------      --------
Net asset value, end of period .................       $   1.00     $  1.00     $  1.00    $  1.00     $  1.00       $  1.00
                                                       =========    ========    ========   ========    ========      ========
Total Return ...................................           0.73%(a)    0.54%       0.32%      0.73%       0.26%(a)      2.44%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $  16,447    $ 15,255    $ 11,916   $ 10,124    $ 12,920      $ 16,019
Ratios to average net assets:
    Expenses (b) ...............................           0.74%(c)    0.74%       0.73%      0.69%       0.65%(c)      0.66%
    Net investment income ......................           1.48%(c)    0.60%       0.32%      0.73%       1.05%(c)      2.41%
    Expenses paid indirectly ...................           0.00%(c)    0.00%       0.00%      0.00%       0.00%(c)      0.01%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Financial Highlights (Continued)

                                                      Six Months                 Year               Three Months      Year
                                                        Ended                    Ended                  Ended         Ended
JPMorgan Select shares                               July 31, 2005             January 31,           January 31,   October 31,
----------------------                                              -------------------------------
                                                      (Unaudited)     2005        2004       2003        2002          2001
                                                       ---------    --------    --------   --------    --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $   1.00     $  1.00     $  1.00    $  1.00     $  1.00       $  1.00
                                                       ---------    --------    --------   --------    --------      --------
Income from investment operations:
  Net investment income ........................           0.006       0.003       0.001      0.005       0.002         0.022
  Net realized and unrealized gain (loss)
     on investments ............................            --          --          --         --          --            --
                                                       ---------    --------    --------   --------    --------      --------
Total from investment operations ...............           0.006       0.003       0.001      0.005       0.002         0.022
                                                       ---------    --------    --------   --------    --------      --------
Less distributions from:
  Dividends from net investment income .........          (0.006)     (0.003)     (0.001)    (0.005)     (0.002)       (0.022)
  Net realized gains on investments ............          ( --  )     ( --  )     ( --  )    ( --  )     ( --  )       ( --  )
                                                       ---------    --------    --------   --------    --------      --------
Total distributions ............................          (0.006)     (0.003)     (0.001)    (0.005)     (0.002)       (0.022)
                                                       ---------    --------    --------   --------    --------      --------
Net asset value, end of period .................       $   1.00     $  1.00     $  1.00    $  1.00     $  1.00       $  1.00
                                                       =========    ========    ========   ========    ========      ========
Total Return ...................................           0.63%(a)    0.34%       0.14%      0.53%       0.21%(a)      2.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ......       $  23,111    $ 37,091    $ 40,356   $ 52,278    $ 72,688      $ 63,248
Ratios to average net assets:
  Expenses (Net of fees waived)(b) .............           0.95%(c)    0.93%       0.90%      0.89%       0.87%(c)      0.88%
  Net investment income ........................           1.26%(c)    0.34%       0.14%      0.53%       0.82%(c)      2.13%
  Shareholder servicing fees waived ............           0.00%(c)    0.00%       0.02%      0.00%       0.00%(c)      0.00%
  Expenses paid indirectly .....................           0.00%(c)    0.00%       0.00%      0.00%       0.00%(c)      0.01%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


  Transfer Agent & Dividend
    Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




    NJ7/05S

NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.





                               Semi-Annual Report
                                  July 31, 2005
                                   (Unaudited)

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:  EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President


Date: September 28, 2005


By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: September 28, 2005

* Print the name and title of each signing officer under his or her signature.